Mortgage Notes Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 229,360	$ 5,060
Mortgages [Member]
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	5,060
2017	155,000
Thereafter	69,300
Total	$ 229,360	$ 5,060